Investment Securities	6 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2021 and September 30, 2021:

At March 31, 2021:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥35,166,245	¥147,844	¥40,878		¥35,273,211
Japanese prefectural and municipal bonds	3,719,205	15,123	2,815		3,731,513
Foreign government and official institution bonds	2,854,037	84,707	11,781		2,926,963
Corporate bonds	1,123,271	11,400	401		1,134,270
Residential mortgage-backed securities	1,459,062	9,119	1,051		1,467,130
Commercial mortgage-backed securities	435,975	29,502	912		464,565
Asset-backed securities	1,373,450	11,685	650		1,384,485
Other debt securities	168,528	3,780	730		171,578
Commercial paper	564,072	31	5		564,098
Total	¥46,863,845	¥313,191	¥59,223		¥47,117,813
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,447	¥23,033	¥—		¥1,123,480
Foreign government and official institution bonds	233,883	2,262	2,795		233,350
Residential mortgage-backed securities	411,024	18,590	—	(1)	429,614
Commercial mortgage-backed securities	111,750	4,846	—	(1)	116,596
Asset-backed securities	2,046,659	1,721	12,277		2,036,103
Total	¥3,903,763	¥50,452	¥15,072		¥3,939,143

Note:
(1)MUFG Americas Holdings Corporation ("MUFG Americas Holdings" or "MUAH") reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss)(“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥4,849 million and ¥1,920 million, respectively, at March 31, 2021 and are not included in the table above.

At September 30, 2021:	Amortized cost(3)	Gross unrealized gains	Gross unrealized losses		Fair value(2)
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥36,114,443	¥119,213	¥18,657		¥36,214,999
Japanese prefectural and municipal bonds	4,002,464	15,214	1,605		4,016,073
Foreign government and official institution bonds	3,343,700	68,416	19,856		3,392,260
Corporate bonds	1,077,930	11,631	236		1,089,325
Residential mortgage-backed securities	1,706,456	6,714	8,168		1,705,002
Commercial mortgage-backed securities	475,797	21,786	2,215		495,368
Asset-backed securities	1,387,750	15,158	179		1,402,729
Other debt securities	169,413	8,305	639		177,079
Commercial paper	872,096	46	22		872,120
Total	¥49,150,049	¥266,483	¥51,577		¥49,364,955
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,384	¥19,116	¥—		¥1,119,500
Foreign government and official institution bonds	444,070	1,875	9,731		436,214
Residential mortgage-backed securities	309,905	13,136	—	(1)	323,041
Commercial mortgage-backed securities	104,015	3,480	—	(1)	107,495
Asset-backed securities	2,171,222	15,718	1,531		2,185,409
Total	¥4,129,596	¥53,325	¥11,262		¥4,171,659

Notes:
(1)MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,732 million and ¥1,549 million, respectively, at September 30, 2021 and are not included in the table above.

(2)Fair value amounts in the above table include those relating to Available-for-sale debt securities of ¥2,265,674 million and Held-to-maturity debt securities of ¥866,751 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

(3)Amortized cost amounts in the above table include those relating to Held-to-maturity debt securities of ¥857,990 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Contractual Maturities
The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2021 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost(2)	Fair value(1)	Fair value(1)
	(in millions)
Due in one year or less	¥33,628	¥34,077	¥26,058,777
Due from one year to five years	1,151,974	1,172,776	9,517,496
Due from five years to ten years	1,287,456	1,295,231	7,723,907
Due after ten years	1,656,538	1,669,575	6,064,775
Total	¥4,129,596	¥4,171,659	¥49,364,955

Notes:
(1)Fair value amounts in the above table include those relating to Available-for-sale debt securities of ¥2,265,674 million and Held-to-maturity debt securities of ¥866,751 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

(2)Amortized cost amounts in the above table include those relating to Held-to-maturity debt securities of ¥857,990 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Realized Gains and Losses
For the six months ended September 30, 2020 and 2021, gross realized gains on sales of Available-for-sale debt securities were ¥23,566 million and ¥61,902 million, respectively, and gross realized losses on sales of Available-for-sale debt securities were ¥22,621 million and ¥18,169 million, respectively.
Impairment Losses on Investment Securities
For the six months ended September 30, 2020 and 2021, impairment losses on Available-for-sale debt securities, which mainly comprised of corporate bonds, were included in Investment securities gains—net in the accompanying condensed consolidated statements of income and were not material.
For the six months ended September 30, 2020 and 2021, the MUFG Group’s Held-to-maturity debt securities were explicitly or implicitly guaranteed by Japanese or U.S. government entities or agencies and had a long history of no credit losses or were rated investment grade. Therefore, no credit losses were expected on these securities.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2021 and September 30, 2021 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2021:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,098,437	¥31,055	¥429,235	¥9,823	¥12,527,672	¥40,878	286
Japanese prefectural and municipal bonds	870,007	1,584	276,172	1,231	1,146,179	2,815	405
Foreign government and official institution bonds	429,204	11,768	50,478	13	479,682	11,781	71
Corporate bonds	96,582	166	229,518	235	326,100	401	120
Residential mortgage-backed securities	378,351	577	139,214	474	517,565	1,051	218
Commercial mortgage-backed securities	36,633	905	2,616	7	39,249	912	21
Asset-backed securities	190,795	394	49,428	256	240,223	650	89
Other debt securities	22,812	91	22,388	639	45,200	730	17
Commercial paper	116,016	5	—	—	116,016	5	8
Total	¥14,238,837	¥46,545	¥1,199,049	¥12,678	¥15,437,886	¥59,223	1,235

	Less than 12 months		12 months or more		Total
At September 30, 2021:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value(1)	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥24,712,396	¥13,802	¥390,498	¥4,855	¥25,102,894	¥18,657	240
Japanese prefectural and municipal bonds	1,004,671	1,543	32,551	62	1,037,222	1,605	389
Foreign government and official institution bonds	1,010,780	19,776	68,312	80	1,079,092	19,856	158
Corporate bonds	145,240	117	121,171	119	266,411	236	98
Residential mortgage-backed securities	802,616	7,591	180,689	577	983,305	8,168	231
Commercial mortgage-backed securities	71,423	1,961	5,680	254	77,103	2,215	36
Asset-backed securities	108,457	74	13,441	105	121,898	179	42
Other debt securities	27,910	74	18,354	565	46,264	639	17
Commercial paper	424,053	22	—	—	424,053	22	28
Total	¥28,307,546	¥44,960	¥830,696	¥6,617	¥29,138,242	¥51,577	1,239

Note:
(1)Fair value amounts of a continuous loss position in the above table include those relating to Available-for-sale debt securities of ¥1,056,529 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Evaluating Available-for-sale Debt Securities for Impairment Losses
The following describes the nature of the MUFG Group’s Available-for-sale debt securities and the conclusions reached in determining whether impairment losses exist.
Japanese national government and Japanese government agency bonds, Foreign government and official institution bonds
As of September 30, 2021, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of September 30, 2021 and no impairment loss has been recorded.
Corporate bonds
As of September 30, 2021, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
Residential mortgage-backed securities
As of September 30, 2021, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group determined through analysis that no credit loss was identified on such securities as of September 30, 2021 because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.
Asset-backed securities
As of September 30, 2021, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the credit loss and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no credit loss was identified as of September 30, 2021 and no impairment loss has been recorded.
Other debt securities
As of September 30, 2021, unrealized losses on other debt securities result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of credit loss, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no credit loss was identified as of September 30, 2021.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2020 and 2021.

	Six months ended September 30,
	2020	2021
	(in millions)
Net gains recognized during the period(1)	¥683,303	¥289,949
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	17,136	(1,913)
Net unrealized gains recognized during the reporting period still held at the reporting date	¥666,167	¥291,862

Note:	(1)Included in Investment securities gains—net.
Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2021 and September 30, 2021.

	March 31, 2021	September 30, 2021
	(in millions)
Measurement alternative balance	¥356,074	¥363,991
The related adjustments for these securities during the six months ended September 30, 2020 and 2021 were as follows:

	Six months ended September 30,
	2020	2021
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(2,984)	¥(2,834)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥—	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥3,685	¥1,075

Notes:	(1)Included in Investment securities gains—net.

(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)The cumulative impairment losses at March 31, 2021 and September 30, 2021 were ¥10,102 million and ¥12,591 million , respectively.
(5)The cumulative downward changes for observable prices at March 31, 2021 and September 30, 2021 were ¥953 million and ¥953 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2021 and September 30, 2021 were ¥54,806 million and ¥53,600 million, respectively.